Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions/Related Party Transactions and Parent Company Equity [Abstract]
Related Party Transactions/Related Party Transactions and Parent Company Equity

Note 15. Related Party Transactions

During the quarter ended March 31, 2011, we sold inventory to other ITT businesses in the aggregate amount of $4 million, which is included in revenue in our condensed consolidated and combined financial statements. In addition, we recognized cost of sales from the inventory purchased from other ITT businesses of $3 million for the quarter ended March 31, 2011.

Prior to the Spin-off, the condensed consolidated and combined financial statements include expense allocations for certain functions provided by ITT as well as other ITT employees not solely dedicated to Xylem, including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, communications, ethics and compliance, shared services, employee benefits and incentives, and share-based compensation. These expenses have been allocated to us on the basis of direct usage when identifiable, with the remainder allocated on the basis of revenue, headcount or other measure. During the three months ended March 31, 2011, we were allocated $26 million, which included $3 million of separation costs and $23 million of general corporate expenses incurred by ITT which is included within selling, general and administrative expenses in the Condensed Consolidated and Combined Income Statements for 2011.

The expense allocations have been determined on a basis that we consider to be a reasonable reflection of the utilization of services provided or the benefit received by us during the periods presented. The allocations may not, however, reflect the expense we would have incurred as an independent, publicly traded company for the periods presented. Actual costs that may have been incurred if we had been a standalone company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure.

Note 16. Related Party Transactions and Parent Company Equity

Net transfers from/(to) parent are included within parent company investment on the Consolidated and Combined Statements of Changes in Stockholders’ Equity and Comprehensive Income. The components of the net transfers from/(to) parent for 2011, 2010 and 2009 are as follows:

	December 31,
	2011	2010	2009
	(In millions)
Intercompany sales and purchases, net	$—	$1	$5
Intercompany dividends	(87)	(180)	(110)
Cash pooling and general financing activities	(1,355)	(257)	(339)
Cash transfers for acquisitions, divestitures and investments	—	1,012	29
Corporate allocations including income taxes	182	162	125
Contribution of assets and liabilities upon Spin-off	20	—	—

Total net transfers from/(to) parent	$(1,240)	$738	$(290)

For periods prior to October 31, 2011, cash and cash equivalents held by ITT at the corporate level were not specifically identifiable to Xylem and therefore were not allocated to us for any of the periods presented. As such, cash and cash equivalents at December 31, 2010 primarily represent cash held locally by entities included in the consolidated and combined financial statements. Transfers of cash to and from ITT’s cash management system are reflected as a component of parent company investment on the Consolidated and Combined Balance Sheets.

All significant intercompany transactions between us and ITT have been included in these consolidated and combined financial statements and are considered to be effectively settled for cash at the time the transaction is recorded, when the underlying transaction is to be settled in cash by ITT. The total net effect of the settlement of these intercompany transactions is reflected in the Consolidated and Combined Statements of Cash Flow as a financing activity and in the Consolidated and Combined Balance Sheets as parent company investment.

During 2011, 2010 and 2009 we sold inventory to other ITT business in the aggregate amount of $10 million, $11 million and $10 million, respectively, which is included in revenue in our consolidated and combined financial statements. In addition, we recognized cost of sales from the inventory purchased from other ITT businesses of $10 million, $12 million and $15 million for 2011, 2010 and 2009, respectively.

The consolidated and combined financial statements include expense allocations for certain functions provided by ITT as well as other ITT employees not solely dedicated to Xylem, including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, communications, ethics and compliance, shared services, employee benefits and incentives, and share-based compensation. These expenses have been allocated to us on the basis of direct usage when identifiable, with the remainder allocated on the basis of revenue, headcount or other measure. We were allocated $129 million, which includes $44 million of separation costs, of general corporate expenses incurred by ITT which is included within selling, general and administrative expenses in the Consolidated and Combined Income Statements for 2011, and $108 million and $105 million for 2010 and 2009, respectively.

The expense allocations have been determined on a basis that we consider to be a reasonable reflection of the utilization of services provided or the benefit received by us during the periods presented. The allocations may not, however, reflect the expense we would have incurred as an independent, publicly traded company for the periods presented. Actual costs that may have been incurred if we had been a standalone company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure.

We recorded sales to unconsolidated affiliates during 2011, 2010, and 2009 totaling $14 million, $14 million and $12 million, respectively. Additionally, we purchased $21 million, $22 million and $15 million of products from unconsolidated affiliates during 2011, 2010 and 2009, respectively.

During the fourth quarter of 2011 we determined that certain historical foreign currency translation adjustment balances that had been allocated to Xylem as part of the preparation of Xylem’s combined financial statements needed to be adjusted. The applicable adjustments impacted “Accumulated other comprehensive income,” “Parent company investment” and “Comprehensive income.” The adjustments did not impact the Combined and Consolidated Income Statements, the Combined and Consolidated Statements of Cash Flows or Parent Company Equity.

The adjustments, which have been reflected in Xylem’s consolidated and combined financial statements, are as follows (in millions):

	Summary of Adjustments—Increase / (Decrease)
	Accumulated Other Comprehensive Income	Parent Company Investment	Comprehensive Income
December 31, 2008	$(343)	$343	$—

December 31, 2009	(343)	343	—

2010 Comprehensive Income	22	(22)	22

December 31, 2010	$(321)	$321

Although not presented herein, Accumulated Other Comprehensive Income, Parent Company Investment and Comprehensive Income for the period ended September 30, 2011 have also been adjusted by $(266) million, $266 million and $55 million, respectively.

We believe that the adjustments are not material to previously issued financial statements; however, we decided to correct the historical amounts.